Fair value measurements (Details 1) - $ / shares	7 Months Ended	11 Months Ended	12 Months Ended
	Aug. 15, 2022	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Price of Class A Common Stock	$ 10.18	$ 2.09	$ 1.78
Risk-free interest rate	2.90%		4.00%	1.40%
Expected volatility	35.00%		65.00%	48.20%
Expected remaining term	5 years		4 years 7 months 6 days
Fair Value Hedging [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free interest rate		4.56%	4.60%
Yield		15.60%	15.60%
Expected volatility		45.00%	50.00%